Offerings	Jul. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	1,786,952
Proposed Maximum Offering Price per Unit	4.79
Maximum Aggregate Offering Price	$ 8,559,500.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,182.07
Offering Note	(a) Includes 1,050,000 additional shares of our Class A common stock that the underwriters have the option to purchase. (b) Estimated solely for the purpose of calculating the registration fee. In accordance with Rule 457(c) under the Securities Act of 1933, as amended, the maximum price per share and maximum aggregate offering price are based on the average of the $4.97 (high) and $4.60 (low) sale price of our Class A common stock as reported on the Nasdaq Global Select Market on July 1, 2026, which date is within five business days prior to filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	6,263,048
Proposed Maximum Offering Price per Unit	4.79
Maximum Aggregate Offering Price	$ 29,999,999.92
Amount of Registration Fee	$ 4,143.00
Offering Note	We previously paid a registration fee of $4,143.00 in connection with the initial filing of this registration statement on June 22, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. The maximum aggregate offering price was originally registered under Rule 457(o) and is now converted to Rule 457(a). See note 1(a) above.